Investments in affiliates and investments in available-for-sale securities - Navios Europe I and Navios Europe II (Details) $ in Thousands	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Apr. 21, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 18, 2013 USD ($)	Feb. 18, 2015 USD ($)
Investments In And Advances To Affiliates [Line Items]
Investents in affiliates including accrued interest				$ 29,328
Portion of the carrying balance of related party loan			$ 24,495	46,089
Equity in net earnings of affiliated companies			(9,185)	(80,205)	$ 4,399
Investments in affiliates			64,352	91,111
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Number of vessels acquired							10
Difference between carrying amount of investment and underlying equity in net assets of equity method investee			0	3,357			$ 6,763
Estimated maximum potential loss			$ 0	35,069
Profit Sharing Arrangement			On an ongoing basis, Navios Europe I was required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.
Equity in net earnings of affiliated companies			$ 0	0	(1,089)
Investments in affiliates			0	4,750			4,750
Navios Europe I | Navios Term Loans I
Investments In And Advances To Affiliates [Line Items]
Investents in affiliates including accrued interest				8,994
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan				26,075
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity							24,100
Line of Credit Facility, Increase				30,000
Navios Europe I | 10 vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt							$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Number of vessels acquired						14
Difference between carrying amount of investment and underlying equity in net assets of equity method investee			5,128	6,069				$ 9,419
Estimated maximum potential loss			$ 44,300	29,370
Profit Sharing Arrangement			On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.
Equity in net earnings of affiliated companies			$ 1,775	2,032	$ 2,456
Investments in affiliates			6,650	6,650				$ 6,650
Due to related parties			44,300
Navios Europe II | Navios Term Loans II
Investments In And Advances To Affiliates [Line Items]
Investents in affiliates including accrued interest			14,208	12,432
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan			$ 30,092	$ 16,938
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity						$ 43,500
Line of Credit Facility, Increase	$ 14,000
Decrease of Junior Loan II liabilites		$ 5,000
Navios Europe II | 14 Vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt						$ 14,000